Accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities

Note 9 - Accounts payable and accrued liabilities

At December 31, 2025 and June 30, 2026, accounts payable and accrued liabilities consisted of the following:

	December 31, 2025	June 30, 2026
	S$’000	S$’000
Accounts payable	16	34
Other payables	590	176
Accrued expenses	187	93
Deposits received	92	99
Deferred revenue	389	400
	1,274	802

Other payables comprise non-trade obligations, including wages payable and goods and services tax (“GST”) payable. These amounts are presented as current liabilities as they are expected to be settled within one year of the reporting date.

Deferred revenue is a contract liability that the Company is obligated to transfer services to customers for which the Company has received advance swimming fees from customers in the form of cash. The balance of “deferred revenue” represents unfulfilled performance obligations in the sales agreement, i.e. services that have not yet been rendered. Once the service has been rendered, the amount in “deferred revenue” account is shifted to a revenue account.